Inventories	12 Months Ended
Dec. 31, 2013
Inventories

6. Inventories

The Company’s inventories are stated at the lower of cost, or market. Inventories consist of (in thousands):

	December 31
	2013	2012
Raw materials	$3,464	$3,329
Work-in-progress	261	248
Finished goods	5,373	4,032
Total	$9,098	$7,609